Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41408
Entity Registrant Name	FEMTO TECHNOLOGIES INC.
Entity Central Index Key	0001888151
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7000 Akko Road
Entity Address, City or Town	Kiryat Motzkin
Entity Address, Country	IL
Entity Address, Postal Zip Code	0000000
Title of 12(b) Security	Subordinate Voting Shares
Trading Symbol	FMTOF
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	861,111
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1185	6906
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of Femto Technologies Inc. (the “Company”) as of December 31, 2025, the related consolidated statements of income (loss) and comprehensive income (loss), changes in the shareholders’ equity and cash flows for the year then ended, and the related notes (collectively, the “Consolidated Financial Statements”). In our opinion, the Consolidated Financial Statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025 in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board and Interpretations (IASB).
Auditor Location	Tel Aviv, Israel	Newport Beach, CA
Auditor Name	Ziv Haft	Reliant CPA PC
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2264 East 11th Avenue
Entity Address, City or Town	Vancouver, B.C.
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5Z 1N6
City Area Code	604
Local Phone Number	833-6820
Contact Personnel Name	Gabi Kabazo
Contact Personnel Email Address	gabi@femtocorp.com